FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2006

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Troob Capital Management LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

13F File Number:  028-11213

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature, Place, and Date of Signing:

/s/ Douglas Troob
----------------------
(Signature)

White Plains, New York
----------------------
(City, State)

May 12, 2006
----------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 26

Form 13F Information Table Value Total: $62,842 (thousands)

List of Other Included Managers:

         None

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                                                                     FORM 13F
                                                                                                          (SEC USE ONLY)
QTR ENDED: 3/31/06                       Name of Reporting Manager:  Troob Capital Management LLC

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                                                                                                                     Item 8:
Item 1:                            Item 2 :        Item 3:     Item 4:    Item 5:            Item 6:   Item 7:   Voting Authority
Name of Issuer                  Title of Class     CUSIP     Fair Market Shares or         Investment Managers (a)      (b)    (c)
                                                   Number       Value   Principal Sh/ Put/ Discretion   See    Sole   Shared   None
                                                              (X$1000)    Amount  Prn Call            Instr.V

Abitibi-Consolidated Inc               COM        003924107    1,046       252,972 SH        SOLE                252,972
AMR Corp                               COM        001765906      222         1,508 SH  PUT   SOLE                  1,508
Ball Corp                              COM        005849856      273           976 SH  PUT   SOLE                    976
BE Aerospace, Inc.                     COM        073302101    9,919       394,883 SH        SOLE                394,883
Constar Intl Inc New                   COM        21036U107      368       110,611 SH        SOLE                110,611
Crown Holdings Inc                     COM        228368106   10,081       568,274 SH        SOLE                568,274
Dynegy Inc New                        CL A        26816Q101    2,987       622,211 SH        SOLE                622,211
Select Sector SPDR TR            SBI INT-ENERGY   81369Y506       37           934 SH  PUT   SOLE                    934
Gap Inc Del                            COM        364760908       64         1,172 SH  CALL  SOLE                  1,172
Grey Wolf Inc                          COM        397888108    6,239       838,599 SH        SOLE                838,599
Hythiam Inc                            COM        44919F104      447        48,637 SH        SOLE                 48,637
Ishares Trust                     Russell 2000    464287655      345         4,542 SH        SOLE                  4,542
Ishares Trust                     Russell 2000    464287955      375         2,140 SH  PUT   SOLE                  2,140
Lear Corp                              COM        521865955       90           419 SH  PUT   SOLE                    419
NationsHealth Inc                      COM        63860C100      661       153,675 SH        SOLE                153,675
NationsHealth Inc                 W EXP 8/24/07   63860C118      144       221,891 SH        SOLE                221,891
Outdoor Channel Holdings Inc.        COM NEW      690027206       94         9,238 SH        SOLE                  9,238
Owens-Illinois                       COM NEW      690768403    1,648        94,891 SH        SOLE                 94,891
Paxar Corp                             COM        704227107    5,535       282,812 SH        SOLE                282,812
Terra Inds  Inc.                       COM        880915103    2,212       313,708 SH        SOLE                313,708
Time Warner  Inc                       COM        887317905       14           206 SH  CALL  SOLE                    206
UAL Corp                             COM NEW      902549807    6,435       161,162 SH        SOLE                161,162
United Rentals Inc                     COM        911363959        4           184 SH  PUT   SOLE                    184
United Rentals Inc                     COM        911363109    7,922       229,613 SH        SOLE                229,613
Walgreen Co                            COM        931422959      455         2,046 SH  CALL  SOLE                  2,046
Weyerhaeuser Co                        COM        962166104    5,225        72,140 SH        SOLE                 72,140

                                               Value Total   $62,842

                                               Entry Total:       26
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